Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of right-of-use asset

Figures in million – SA rand	Notes	2024	2023	2022
Balance at beginning of the year		560	279	222
Additions and modifications		10	164	45
Right-of-use assets acquired on acquisition of subsidiaries	16	3	297	109
Assets derecognised with deemed disposal of interest in joint operation	19	—	(2)	—
Impairment of mining assets	10	(60)	—	—
Depreciation		(109)	(210)	(101)
Transfers and other movements		(244)	15	(2)
Foreign currency translation		(4)	17	6
Balance at end of the year		156	560	279